Financial Results - Summary of Effects on Exchange Differences (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ (1,686)	$ 57,171	$ 136,960
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(7,767)	8,277	3,553
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	270,329	130,570	57,818
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	14,618	27,195	379
Investment Properties [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	6,222
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	42,099	57,226	210,587
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(240,245)	(30,988)	(43,692)
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(66,775)	(46,073)	(45,142)
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ (20,167)	$ (89,036)	$ (46,543)